Warrant Liability	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Warrant Liability
Note 13. Warrant Liability
The Company has outstanding Public Warrants to purchase an aggregate of 6.9 million shares of the Company’s Class A common stock and outstanding Private Placement Warrants to purchase an aggregate of 3.0 million shares of the Company’s Class A common stock. There were no warrants exercised during the year ended December 31, 2021.
The Company accounts for its outstanding Public Warrants and Private Placement Warrants in accordance with the guidance contained in Accounting Standards Codification
815-40,
“
Derivatives and Hedging—Contracts on an Entity’s Own Equity
” and determined that the Warrants do not meet the criteria for equity treatment thereunder. As such, each Warrant must be recorded as a liability and is subject to re-measurement
at each balance sheet date. Refer to Note 15—
Fair Value Measurements
for further details. Changes in fair value are recognized in change in fair value of warrant liability in the Company’s consolidated statements of operations.
The following table presents the change in the fair value of warrant liability, since the Closing Date of the Business Combination, that is recognized in the consolidated statement of operations for the respective periods (in thousands):

	Private Placement Warrants	Public Warrants	Warrant Liability
Fair value as of Business Combination, June 16, 2021	$8,099	$18,837	$26,936
Changes in fair value	(6,794)	(15,801)	(22,595)

Fair value as of December 31, 2021	$1,305	$3,036	$4,341

Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment. The Public Warrants became exercisable 30 days after the completion of the Business Combination, subject to certain conditions, including that the Company maintains an effective registration statement under the Securities Act covering the Class A common stock issuable upon exercise of the Public Warrants. The Public Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. The Company may call the Public Warrants for redemption for cash or for Class A common stock under certain circumstances.
The Private Placement Warrants are identical to the Public Warrants, except that (i) the Private Placement Warrants and the Class A common stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions, (ii) the Private Placement Warrants are non-redeemable
(except under certain circumstances) so long as they are held by the initial purchasers or such purchasers’ permitted transferees, (iii) the Private Placement Warrants may be exercised by the holders on a cashless basis, and (iv) the Private Placement Warrants and the Class A common stock issuable upon exercise of the Private Placement Warrants are entitled to registration rights. If the Private Placement Warrants are held by someone other than the initial stockholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by such holders on the same basis as the Public Warrants.
The exercise price and number of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, recapitalization, reorganization, merger or consolidation.